Income Taxes - Reconciliation of Income Tax Expense at the Statutory Rate to the Company's Actual Income Tax Expense (Details).. - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Statutory rate									21.00%	21.00%
Computed at the statutory rate (21%)									$ 2,243	$ 1,802
(Decrease) increase resulting from
(Decrease) increase resulting from Tax exempt interest									(822)	(967)
Earnings on bank-owned life insurance - net									(168)	(148)
Low income housing credit									(52)	(131)
Other									29	73
Actual tax expense	$ 481	$ 448	$ 214	$ 87	$ 287	$ 200	$ 16	$ 126	$ 1,230	$ 629